Nature of Operations	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF OPERATIONS

Bantec, Inc. is an Unmanned Aerial Vehicles (“UAV”) and related services and technology company that intends to engage in the distribution and integration of advanced low altitude UAV systems, services and products. Bantec also provides product procurement, distribution, and logistics services through its wholly-owned subsidiary, Howco Distributing Co., (“Howco”) (collectively, the “Company”) to the United States Department of Defense and Defense Logistics Agency. The Company has operations based in Little Falls, New Jersey and Vancouver, Washington. The Company continues to seek strategic acquisitions and partnerships with UAV firms that offer superior technologies in high-growth markets, as well as acquisitions and partnerships with firms that have complementary technologies and infrastructure.

On April 24, 2018 the Company amended its articles of incorporation, filed with the Delaware Secretary of State, changing the Company name from Drone USA, Inc. to Bantek, Inc., which was accepted by FINRA on February 19, 2019. Bantek, Inc. filed a change of name to Bantec, Inc. and to effect a reverse stock split (of the common stock) of 1 for 1,000 on August 6, 2019, which became effective on February 10, 2020. All share and per share related amounts in the accompanying consolidated financial statements and footnotes have been retroactively adjusted for all periods presented for the effect of the reverse split.

NOTE 1 - NATURE OF OPERATIONS

Bantek, Inc. is an Unmanned Aerial Vehicles ("UAV") and related services and technology company that intends to engage in the distribution and integration of advanced low altitude UAV systems, services and products. Bantek also provides product procurement, distribution, and logistics services through its wholly-owned subsidiary, Howco Distributing Co., ("Howco") (collectively, the "Company") to the United States Department of Defense and Defense Logistics Agency. The Company has operations based in Little Falls, New Jersey and Vancouver, Washington. The Company continues to seek strategic acquisitions and partnerships with UAV firms that offer superior technologies in high-growth markets, as well as acquisitions and partnerships with firms that have complementary technologies and infrastructure.

On April 24, 2018 the Company amended its articles of incorporation, filed with the Delaware Secretary of State, changing the Company name from Drone USA, Inc. to Bantek, Inc., which was accepted by FINRA on February 19, 2019. Bantek, Inc. filed a change of name to Bantec, Inc. and to effect a reverse stock split (of the common stock) of 1 for 1,000 on August 6, 2019.

The reverse stock split and name change to Bantec, Inc. became effective on February 10, 2020 All common share and per share amounts in the accompanying consolidated financial statements and footnotes have been retroactively adjusted for all periods presented for the effects of the reverse split.